Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Summary of Loans and Borrowings

(in $ millions)	2025	2024
	$	$
Non-current
Bank loans	188	116
Lease liabilities	185	125
	373	241
Current
Convertible notes (including embedded derivative)	1,502	—
Bank loans	129	90
Lease liabilities	49	33
	1,680	123
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2025
Convertible notes (including embedded derivative)	USD	—	2030	1,502
Bank loans	SGD	1.4% to 2.0%	2026-2030	231
Bank loans	MYR	2.1% to 3.6%	2026-2027	*
Bank loans	MYR	COF** + 1.3%	2026	6
Bank loans	IDR	3.0% to 9.5%	2026-2030	30
Bank loans	THB	4.3%***	2026-2027	50
Lease liabilities	Multiple	3.6% to 12.5%	2026-2037	234
				2,053

2024
Bank loans	SGD	1.5% to 2.1%	2025-2029	140
Bank loans	MYR	2.1% to 3.6%	2025-2028	*
Bank loans	MYR	COF** -2.0% to 1.3%	2025-2028	9
Bank loans	IDR	3.0% to 9.5%	2025-2029	18
Bank loans	THB	COF** + 7.0%	2025	39
Lease liabilities	Multiple	4.1% to 12.5%	2025-2037	158
				364
*Amount less than $1 million
**Cost of funds – which are variable rates specific to country and/or financial institutions
*** Rate is subject to contractual repricing following changes in benchmark monetary policy rates

Summary of Issuance of Notes
The net proceeds received from the issuance of the Notes have been allocated as follows on initial recognition:

(in $ millions)	$
On initial recognition
Proceeds from issue of convertible notes (1,500,000 Notes at $1,000 per Note)	1,500
Fair value of the embedded derivative	(482)
Transaction costs	(22)
At inception	996

December 31, 2025
At inception	996
Interest accrued on convertible notes	46
Carrying amount of host liability as at December 31, 2025	1,042

Fair value of the embedded derivative as at December 31, 2025	460

Summary of Reconciliation of Liabilities Arising from Financing Activities
iii)                  Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Convertible notes	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2025	206	—	158	364
Changes from financing cash flows
Proceeds from bank loans	193	—	—	193
Proceeds from issue of convertible notes	—	1,500	—	1,500
Payment of bank loans	(260)	—	—	(260)
Payment of lease liabilities	—	—	(52)	(52)
Transaction costs related to loans and borrowings	—	(22)	—	(22)
Interest paid	(9)	—	(17)	(26)
Total changes from financing cash flows	(76)	1,478	(69)	1,333
Effect of changes in foreign exchange rates	12	—	3	15
Other changes
Liability-related
Recognition of lease liabilities	—	—	116	116
Derecognition of lease liabilities	—	—	(1)	(1)
Secured bank loans for asset acquisition	161	—	—	161
Acquisition through business combination	6	—	10	16
Interest expense	8	46	17	71
Fair value changes of the embedded derivative	—	(22)	—	(22)
Total liability-related other changes	175	24	142	341
Balance at December 31, 2025	317	1,502	234	2,053

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2024	155	476	162	793
Changes from financing cash flows
Proceeds from bank loans	120	—	—	120
Payment of bank loans	(152)	(483)	—	(635)
Payment of lease liabilities	—	—	(46)	(46)
Interest paid	(13)	(9)	(12)	(34)
Total changes from financing cash flows	(45)	(492)	(58)	(595)
Effect of changes in foreign exchange rates	(3)	—	(2)	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	43	43
Derecognition of lease liabilities	—	—	*	*
Secured bank loans for asset acquisition	86	—	—	86
Acquisition through business combination	—	—	1	1
Interest expense	13	16	12	41
Total liability-related other changes	99	16	56	171
Balance at December 31, 2024	206	—	158	364
*Amount less than $1 million